Financial Assets at Amortized Cost - Noncurrent	12 Months Ended
Dec. 31, 2025
Financial Assets At Amortized Cost Noncurrent [Abstract]
Financial Assets at Amortized Cost - Noncurrent
10.
FINANCIAL ASSETS AT AMORTIZED COST - NONCURRENT

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Corporate bonds	$2,000	$2,020

Chunghwa acquired the 10-year unsecured cumulative subordinated corporate bond of Fubon Life Insurance Co., Ltd. at the amount of $2,000 million in October 2024.

CHTSC acquired the 10-year secured cumulative subordinated corporate bond of Mercuries Life Insurance Co., Ltd. at the amount of $20 million in December 2025.